UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612
MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)
Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES
(Address of principal executive offices)		(Zip code)

Julian M. C. Livingston
c/o Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh
Scotland EH1 2ES

Copy to:
Lorraine McFarlane
c/o Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh
Scotland EH1 2ES

(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

MARTIN CURRIE BUSINESS TRUST

TABLE OF CONTENTS

Item 1. Schedules of Investments	Page

MCBT Opportunistic EAFE Fund
MCBT Global Emerging Markets Fund
MCBT Japan Mid Cap Fund
MCBT Pan European Mid Cap Fund
MCBT Greater China Fund

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)

COMMON STOCKS † - 98.1%
EUROPE - 64.3%
FRANCE - 8.2%
Arcelor	28,252	$631,292
BNP Paribas	12,456	899,857
Lagardere S.C.A.*	5,971	451,235
LVMH Moet Hennessy Louis Vuitton	8,695	604,886
Vinci	5,629	808,167
TOTAL FRANCE - (Cost $2,167,064)		3,395,437

GERMANY - 4.7%
Continental	8,314	577,839
Deutsche Telekom*	39,374	852,062
Schering	7,417	502,426
TOTAL GERMANY - (Cost $1,572,003)		1,932,327

GREECE - 1.5%
National Bank of Greece	18,555	627,246
TOTAL GREECE - (Cost $641,091)		627,246

IRELAND - 1.4%
Anglo Irish Bank	24,379	594,388
TOTAL IRELAND - (Cost $398,618)		594,388

ITALY - 6.6%
Autogrill*	29,340	468,726
Eni*	32,096	780,861
Telecom Italia	268,845	863,205
UniCredito Italiano*	113,180	623,389
TOTAL ITALY - (Cost $1,718,503)		2,736,181

NETHERLANDS - 2.2%
Philips Electronics	18,125	474,555
TPG	15,124	415,326
TOTAL NETHERLANDS - (Cost $708,691)		889,881

NORWAY - 1.3%
Norsk Hydro	7,097	539,919
TOTAL NORWAY - (Cost $260,240)		539,919

SPAIN - 3.2%
Banco Bilbao Vizcaya Argentaria	41,878	706,197
Iberdrola	24,511	607,843
TOTAL SPAIN - (Cost $850,876)		1,314,040

SWEDEN - 6.1%
Assa Abloy, Series B*	36,562	578,882
Nordea	65,536	608,019

		US$
	Shares	Value(a)

Sandvik	12,600	514,533
Telefonaktiebolaget LM Ericsson, Series B*	282,173	828,832
TOTAL SWEDEN - (Cost $2,063,371)		2,530,266

SWITZERLAND - 5.7%
Baloise Holding*	13,466	634,782
Roche Holding*	8,200	874,648
Zurich Financial Services	5,128	854,163
TOTAL SWITZERLAND - (Cost $1,778,351)		2,363,593

UNITED KINGDOM - 23.4%
BHP Billiton	40,471	500,918
Cairn Energy*	13,809	289,284
GlaxoSmithKline	38,714	856,966
HSBC Holdings	75,235	1,245,143
Marconi*	36,744	445,773
Royal Bank of Scotland Group	32,950	1,093,131
Shell Transport & Trading	142,604	1,245,200
Tesco	131,935	766,162
UBS	11,177	908,267
Vodafone Group	459,797	1,186,709
WPP Group	45,501	495,029
Xstrata	35,768	623,296
TOTAL UNITED KINGDOM - (Cost $8,230,613)		9,655,878
TOTAL EUROPE - (Cost $20,389,421)		26,579,156

JAPAN - 22.1%
Bank Of Yokohama	58,000	365,438
Canon	10,000	521,034
Denso	21,700	563,228
East Japan Railway	64	345,195
Inpex*	142	708,356
JSR	30,000	636,820
Mitsui	103,000	955,066
Mizuho Financial Group	180	866,654
Onward Kashiyama	23,000	353,744
Orix	4,900	647,250
Showa Denko	202,000	481,416
Sumitomo Electric Industries	42,000	458,742
Sumitomo Trust & Banking	66,000	447,684
Takeda Chemical Industries	11,100	526,939
THK	28,600	569,848
Tokyu	63,000	347,096
Yamada Denki	8,200	344,963
TOTAL JAPAN - (Cost $7,910,258)		9,139,473

LATIN AMERICA - 2.7%
BRAZIL - 2.7%

		US$
	Shares	Value(a)

Companhia Siderurgica Nacional	26,800	538,050
Petroleo Brasileiro, ADR	15,700	562,845
TOTAL BRAZIL - (Cost $876,452)		1,100,895
TOTAL LATIN AMERICA - (Cost $876,452)		1,100,895

PACIFIC BASIN - 9.0%
AUSTRALIA - 1.1%
Newcrest Mining	35,730	472,459
TOTAL AUSTRALIA - (Cost $247,674)		472,459

HONG KONG - 1.0%
Hong Kong Exchanges & Clearing	168,000	418,926
TOTAL HONG KONG - (Cost $385,821)		418,926

INDONESIA - 0.7%
Astra International	274,000	300,458
TOTAL INDONESIA - (Cost $177,292)		300,458

MALAYSIA - 2.5%
Public Bank Berhad	287,800	609,682
Telekom Malaysia	138,500	400,921
TOTAL MALAYSIA - (Cost $959,334)		1,010,603

SINGAPORE - 1.1%
DBS Group Holdings	46,000	443,901
TOTAL SINGAPORE - (Cost $433,691)		443,901

TAIWAN - 0.8%
Vanguard International*	476,000	344,819
TOTAL TAIWAN - (Cost $338,637)		344,819

THAILAND - 1.8%
Bangkok Bank	135,600	407,925
TPI Polene*#	364,200	318,770
TOTAL THAILAND - (Cost $695,342)		726,695
TOTAL PACIFIC BASIN - (Cost $3,237,791)		3,717,861
TOTAL COMMON STOCKS † - (Cost $32,413,922)		40,537,385

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.0%
Repurchase Agreement with State Street Bank and Trust, 1.300%, 02/01/2005(b)	$1,268,000	1,268,000
TOTAL SHORT-TERM INVESTMENT - (Cost $1,268,000)		1,268,000

TOTAL INVESTMENTS - (Cost $33,681,922**) - 101.1%		41,805,385
OTHER ASSETS LESS LIABILITIES - (1.1)%		(470,631)

NET ASSETS - 100.0%		$41,334,754

Notes to Schedules of Investments:

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At January 31, 2005, there were no fair valued securities in the Fund.

(b)                                 The repurchase agreement, dated 1/31/2005, due 2/1/2005 with repurchase proceeds of $1,268,046 is collateralized by United States Treasury Bond, 8.875% due 2/15/2019 with a market value of $1,300,765.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 0.9%, Auto Parts 1.4%, Automobiles 0.7%, Banks 16.1%, Building and Construction 1.9%, Business Services 1.2%, Cement 0.8%, Chemicals 1.2%, Drugs & Health Care 6.7%, Electric Utilities 1.5%, Electrical Equipment 1.1%, Electronics 1.1%, Financial Services 11.7%, Food & Beverages 1.5%, Industrial Machinery 2.6%, Insurance 3.6%, Metals 1.4%, Mining 3.9%, Miscellaneous 2.3%, Multi Media 1.1%, Oil Integrated 1.4%, Oil & Gas 8.6%, Photography 1.3%, Plastics 1.5%, Restaurants 1.1%, Retail Grocery 1.8%, Retail Trade 0.8%, Semiconductor Manufacturing Equipment 0.8%, Steel 2.8%, Telecommunications 8.0%, Telecommunications Equipment 3.1%, Tires & Rubber 1.4% and Transportation 2.7%.

ADR                     American Depositary Receipts

**                                  At January 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,429,736, aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $306,273 and net appreciation for financial reporting purposes was $8,123,463.  At January 31, 2005, aggregate cost for financial reporting purposes was $33,681,922.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)

COMMON STOCKS AND WARRANTS † - 99.3%
AFRICA - 10.2%
SOUTH AFRICA - 10.2%
ABSA Group	305,724	$3,921,921
Barloworld	304,346	5,302,596
Edgars Consolidated Stores	168,391	8,469,319
Impala Platinum Holdings	60,736	5,095,672
Lewis Group	551,241	3,443,636
Standard Bank Group	657,333	7,154,187
Telkom South Africa	347,824	6,340,481
TOTAL SOUTH AFRICA - (Cost $22,456,920)		39,727,812
TOTAL AFRICA - (Cost $22,456,920)		39,727,812

EUROPE - 14.9%
CROATIA - 1.1%
Pliva d.d., GDR, 144A^	325,404	4,148,901
TOTAL CROATIA - (Cost $4,558,236)		4,148,901

HUNGARY - 2.5%
OTP Bank, GDR, 144A^	151,468	9,769,686
TOTAL HUNGARY - (Cost $3,107,832)		9,769,686

POLAND - 3.9%
Bank Zachodni WBK	189,169	5,707,869
Polimex Mostostal Siedlce#	349,139	3,178,381
Prokom Software*	142,221	6,061,789
TOTAL POLAND - (Cost $12,706,506)		14,948,039

RUSSIA - 4.9%
JSC MMC Norilsk Nickel, ADR	82,971	4,770,833
LUKOIL, ADR	60,341	7,482,284
Mobile Telesystems, ADR	190,800	6,864,984
TOTAL RUSSIA - (Cost $14,977,623)		19,118,101

TURKEY - 2.5%
Arcelik	695,891	4,493,809
Turkiye Is Bankasi	879,398	5,153,620
TOTAL TURKEY - (Cost $7,657,167)		9,647,429
TOTAL EUROPE - (Cost $43,007,364)		57,632,156

LATIN AMERICA - 18.7%
BRAZIL - 11.9%
Banco Itau Holding Financeira	37,490	5,605,579
Bradespar	113,400	3,954,906
Companhia Siderurgica Nacional	294,000	5,902,486
Companhia Vale do Rio Doce, ADR	260,000	7,865,000
CPFL Energia, ADR*	182,500	3,704,750

		US$
	Shares	Value(a)

Petroleo Brasileiro, ADR	378,000	13,551,300
Tele Norte Leste Participacoes, ADR	396,300	5,710,683
TOTAL BRAZIL - (Cost $31,216,787)		46,294,704

MEXICO - 6.8%
America Movil, Series L, ADR	159,450	8,460,417
Corporacion GEO, Series B	4,272,100	10,244,351
Grupo Financiero Banorte, Series O	1,183,185	7,599,743
TOTAL MEXICO - (Cost $13,300,430)		26,304,511
TOTAL LATIN AMERICA - (Cost $44,517,217)		72,599,215

MIDDLE EAST - 3.0%
ISRAEL - 3.0%
Bank Hapoalim	1,155,556	4,170,836
Radware	158,800	3,873,132
Teva Pharmaceutical Industries, ADR	128,000	3,677,440
TOTAL ISRAEL - (Cost $11,633,695)		11,721,408
TOTAL MIDDLE EAST - (Cost $11,633,695)		11,721,408

OTHER AREAS - 5.3%
INDIA - 3.5%
Bharat Heavy Electricals, 144A, European Style Call Warrants, expiring 4/1/05*#^	306,751	5,267,406
Satyam Computer, 144A, European Style Call Warrants, expiring 4/11/07*#^	882,616	8,364,375
TOTAL INDIA - (Cost $7,965,079)		13,631,781

INVESTMENT COMPANIES - 1.8%
Taiwan Opportunities Fund Ltd.*#(b)	561,128	6,784,037
The China Heartland Fund Ltd.*#(b)	16,206	61,745
TOTAL INVESTMENT COMPANIES - (Cost $5,803,605)		6,845,782
TOTAL OTHER AREAS - (Cost $13,768,684)		20,477,563

PACIFIC BASIN - 47.2%
CHINA - 1.9%
China Telecom, H Shares	19,526,000	7,259,713
TOTAL CHINA - (Cost $7,284,621)		7,259,713

HONG KONG - 3.6%
CNOOC	12,365,000	6,539,225
Hong Kong Exchanges & Clearing	2,970,000	7,406,009
TOTAL HONG KONG - (Cost $13,490,986)		13,945,234

INDONESIA - 3.5%
Astra International	7,042,500	7,722,545
PT Bumi Resources*	60,003,400	6,023,254
TOTAL INDONESIA - (Cost $7,803,657)		13,745,799

		US$
	Shares	Value(a)

MALAYSIA - 4.7%
Airasia Berhad*	9,692,500	4,514,664
Telekom Malaysia	1,669,300	4,832,184
Tenaga Nasional	3,130,800	8,815,674
TOTAL MALAYSIA - (Cost $17,939,749)		18,162,522

SOUTH KOREA - 18.0%
Cheil Communications	8,769	1,305,726
Daelim Industrial	117,210	6,296,829
Hynix Semiconductor*	433,660	5,486,696
KT	132,210	5,372,036
KT & G	179,550	5,504,452
LG Electronics	104,450	7,176,808
Locus*	7	35
Locus Technologies*	29	47
Samsung Electronics	53,099	25,580,540
Samsung Fire & Marine Insurance	97,480	7,589,684
Woori Finance Holdings*	609,040	5,482,842
TOTAL SOUTH KOREA - (Cost $50,026,458)		69,795,695

TAIWAN - 12.2%
Asustek Computer	2,151,000	5,826,331
Cathay Financial Holding	3,557,000	7,001,968
Cathay Real Estate Development	12,403,000	7,422,268
Kye Systems	1	1
Taiwan Cement	9,105,000	5,764,110
Taiwan Green Point Enterprises	1,247,000	3,632,992
Taiwan Semiconductor Manufacturing	5,679,314	9,301,554
Vanguard International*	6,715,000	4,864,409
Yuanta Core Pacific Securities	4,801,925	3,539,057
TOTAL TAIWAN - (Cost $41,435,035)		47,352,690

THAILAND - 3.3%
Bangkok Bank	1,840,000	5,535,270
Land and Houses	12,650,100	3,510,272
TPI Polene*#	4,252,700	3,722,215
TOTAL THAILAND - (Cost $11,429,327)		12,767,757
TOTAL PACIFIC BASIN - (Cost $149,409,833)		183,029,410
TOTAL COMMON STOCKS AND WARRANTS † - (Cost $284,793,713)		385,187,564

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement with State Street Bank and Trust, 1.300%, 02/01/2005 (c)	$4,082,000	4,082,000
TOTAL SHORT-TERM INVESTMENT - (Cost $4,082,000)		4,082,000

		US$
	Shares	Value(a)

TOTAL INVESTMENTS - (Cost $288,875,713**) - 100.3%		389,269,564
OTHER ASSETS LESS LIABILITIES - (0.3)%		(1,219,610)

NET ASSETS - 100.0%		$388,049,954

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At January 31, 2005, fair valued securities in the Fund amounted to $6,845,782, or 1.8% of its net assets.

^                                          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (see note (a) above).

(b)                                 Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd. and The China Heartland Fund Ltd.  Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.  At July 31, 2004, trading of shares of The China Heartland Fund Ltd. was suspended.

(c)                                  The repurchase agreement, dated 1/31/2005, due 2/1/2005 with repurchase proceeds of $4,082,147 is collateralized by United States Treasury Note, 5.250% due 11/15/2028 with a market value of $4,165,870.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Advertising 0.3%, Airlines 1.2%, Automobiles 2.0%, Banks 12.1%, Building & Construction 4.8%, Cement 1.0%, Coal 1.5%, Computers 1.5%, Computers & Business Equipment 1.0%, Diversified 2.4%, Drugs & Health Care 2.0%, Electric

Utilities 3.2%, Electronics 8.4%, Financial Services 9.7%, Homebuilders 2.6%, Household Appliances & Home Furnishing 0.9%, Household Products 1.2%, Insurance 3.8%, Investment Companies 1.8%, Metals 3.3%, Mining 1.3%, Oil Integrated 5.4%, Oil & Gas 1.7%, Plastics 0.9%, Real Estate 1.9%, Retail Trade 2.2%, Semi-Conductor Manufacturing Equipment 5.1%, Software 1.6%, Steel 1.5% and Telecommunications 11.6% and Tobacco 1.4%.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                  At January 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $102,949,850, aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $2,555,999 and net appreciation for financial reporting purposes was $100,393,851.  At January 31, 2005, aggregate cost for financial reporting purposes was $288,875,713.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2005 (UNAUDITED)

	Shares	US$ Value(a)

COMMON STOCKS † - 97.5%
Air Water	136,000	$1,024,855
Amada	383,000	2,254,246
Arnest One	57,600	1,492,242
Arrk	49,300	2,007,391
Bank of Yokohama	322,000	2,028,811
Bookoff	20,600	424,363
Chiyoda*	273,000	2,257,439
Credit Saison	40,100	1,361,945
Daikin Industries	72,000	1,938,248
Daiwa House Industry	178,000	2,055,828
Fuji Machine Manufacturing	151,500	1,501,259
Fuji Television Network	912	1,997,530
Fullcast	527	1,479,709
Hitachi Systems & Services	97,500	1,467,580
Itochu*	434,000	2,051,910
JSR	75,800	1,609,031
Keio Electric Railway	338,000	2,008,954
Konami Sports	25,300	477,976
Koyo Seiko	137,000	1,890,293
Kuraray	101,000	929,699
Kurita Water Industries	67,600	1,022,088
Leopalace21	165,700	3,021,739
Maeda Road Construction	133,000	1,084,379
Mitsui Fudosan	160,000	1,988,421
Mitsui Mining & Smelting	530,000	2,495,562
Mizuno	350,000	1,566,963
Nifco	93,900	1,482,250
Nippon Sanso	334,000	2,039,965
Nippon System Development	56,000	1,078,503
Nissin Food Products	76,900	2,047,897
Nitto Denko	19,000	1,010,131
NOK	67,100	1,922,877
Nomura Research Institute	21,300	2,106,571
Obayashi	243,000	1,554,506
OBIC	10,300	2,103,927
Omron	86,400	2,084,137
Onward Kashiyama	138,000	2,122,462
Ootoya#	66,400	529,842
Orix	22,400	2,958,858
Ryohin Keikaku	38,200	1,957,179
Ryoyo Electro	65,900	1,020,547
Sanden	166,000	985,044
Sanken Electric	157,000	1,926,901
Sanwa Shutter	531,000	3,012,621
Sapporo Hokuyo Holdings	277	1,964,444
Skylark	112,100	1,904,748

	Shares	US$ Value(a)

Sumitomo Electric Industries	277,000	3,025,511
Suzuken	60,200	1,597,356
TAC	213,200	1,094,388
Taisei Lamick	43,600	1,112,717
THK	95,600	1,904,805
TIS	22,900	1,014,193
Wakita	53,000	465,872
West Japan Railway	490	1,933,713
Xebio	15,900	467,918
Yamada Denki	44,800	1,884,678
Yamaha Motor	132,000	2,166,461
Yasuragi*	28,100	984,205
Zeon	174,000	1,437,129
TOTAL COMMON STOCKS - (Cost $84,972,651)		98,340,817

	Principal Amount

CONVERTIBLE BONDS - 2.7%
Lopro, 0.01%, 10/22/2011 (b)	¥141,000,000	1,437,346
Mimasu Semiconductor Industry, 0.01%, 11/30/2007 #(b)	¥122,000,000	1,341,953
TOTAL CONVERTIBLE BONDS - (Cost $2,398,964)		2,779,299

TOTAL INVESTMENTS - (Cost $87,371,615**) - 100.2%		101,120,116
OTHER ASSETS LESS LIABILITIES - (0.2)%		(225,086)

NET ASSETS - 100.0%		$100,895,030

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At January 31, 2005, there were no fair valued securities in the Fund.

(b)                                 Zero coupon bond.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 3.0%, Auto Parts 6.2%, Banks 4.0%, Broadcasting 2.0%, Building & Construction 4.5%, Business Services 1.5%, Chemicals 1.0%, Computer Services 1.0%, Computer Software 3.2%, Computers & Business Equipment 3.5%, Construction 3.1%, Construction Materials 0.5%, Electrical Equipment 3.0%, Electronics 8.2%, Engineering 2.2%, Financial Services 5.7%, Food & Beverages 2.0%, General Trading 2.0%, Hotels & Restaurants 1.9%, Industrial Gases 1.0%, Industrial Machinery 5.6%, Leisure Time 2.5%, Manufacturing 2.0%, Medical Products 1.6%, Metals 2.5%, Miscellaneous 3.9%, Plastics 1.1%, Real Estate 7.4%, Restaurants 0.5%, Retail 2.4%, Schools 1.1%, Tires & Rubber 3.0%, Transportation 6.1% and Water 1.0%.

¥                                         Par denominated in Japanese yen.

**                                  At January 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,750,412, aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $1,001,911 and net appreciation for financial reporting purposes was $13,748,501.  At January 31, 2005, aggregate cost for financial reporting purposes was $87,371,615.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2005 (UNAUDITED)

	Shares	US$ Value(a)

COMMON STOCKS † - 94.5%
BELGIUM - 2.0%
UCB	37,555	$1,840,090
TOTAL BELGIUM - (Cost $1,835,153)		1,840,090

DENMARK - 7.3%
Carlsberg, B Shares	69,450	3,295,251
DSV	13,299	951,325
ISS A/S	42,982	2,457,838
TOTAL DENMARK - (Cost $6,383,633)		6,704,414

FRANCE - 11.9%
Imerys	39,431	3,298,929
Thomson	123,415	3,134,641
Vinci	32,039	4,599,904
TOTAL FRANCE - (Cost $6,448,883)		11,033,474

GERMANY - 10.9%
Continental	60,594	4,211,399
Hypo Real Estate Holding*	101,557	4,028,262
MobilCom*	86,659	1,841,387
TOTAL GERMANY - (Cost $5,953,051)		10,081,048

IRELAND - 8.5%
Anglo Irish Bank	176,191	4,295,737
Depfa Bank	200,765	3,550,622
TOTAL IRELAND - (Cost $4,881,323)		7,846,359

ITALY - 3.6%
Autogrill*	205,688	3,286,000
TOTAL ITALY - (Cost $2,385,181)		3,286,000

NETHERLANDS - 5.8%
ASM International*	227,481	3,945,911
Koninklijke (Royal) P & O Nedlloyd	27,634	1,385,007
TOTAL NETHERLANDS - (Cost $4,911,039)		5,330,918

NORWAY - 9.1%
Petroleum Geo-Services*	62,010	4,312,619
Storebrand	464,324	4,109,612
TOTAL NORWAY - (Cost $6,169,519)		8,422,231

SPAIN - 9.7%
Altadis*	52,556	2,296,597
Cintra Concesiones de Infraestructuras de Transporte*	197,355	2,344,049
Grupo Ferrovial	72,172	4,321,846
TOTAL SPAIN - (Cost $5,878,178)		8,962,492

	Shares	US$ Value(a)

SWEDEN - 6.5%
Getinge, B Shares	164,400	2,143,585
Modern Times Group (MTG)*	146,400	3,901,678
TOTAL SWEDEN - (Cost $5,159,522)		6,045,263

SWITZERLAND - 3.1%
Société Générale de Surveillance*	4,081	2,889,949
TOTAL SWITZERLAND - (Cost $2,838,549)		2,889,949

UNITED KINGDOM - 16.1%
Britannic Group	231,663	2,173,420
Cairn Energy*	67,249	1,408,796
Collins Stewart Tullett	377,361	3,042,695
Marconi*	163,176	1,980,363
United Business Media	269,912	2,750,915
Xstrata	204,294	3,560,041
TOTAL UNITED KINGDOM - (Cost $12,496,891)		14,916,230
TOTAL COMMON STOCKS † - (Cost $65,340,922)		87,358,468

PREFERRED STOCKS † - 3.7%
GERMANY - 3.7%
ProSiebenSat.1 Media	186,040	3,426,183
TOTAL GERMANY - (Cost $2,638,943)		3,426,183
TOTAL PREFERRED STOCKS † - (Cost $2,638,943)		3,426,183

	Principal Amount
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement with State Street Bank and Trust, 1.300%, 02/01/2005(b)	$1,871,000	1,871,000
TOTAL SHORT-TERM INVESTMENT - (Cost $1,871,000)		1,871,000

TOTAL INVESTMENTS - (Cost $69,850,865**) - 100.2%		92,655,651
OTHER ASSETS LESS LIABILITIES - (0.2)%		(154,899)

NET ASSETS - 100.0%		$92,500,752

*                                         Non-income producing security.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At January 31, 2005, there were no fair valued securities in the Fund.

(b)                                 The repurchase agreement, dated 1/31/2005, due 2/1/2005 with repurchase proceeds of $1,871,068 is collateralized by United States Treasury Bond, 7.250% due 5/15/2016 with a market value of $1,908,858.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 4.6%, Audio Video Products 3.4%, Banks 12.8%, Brewery 3.6%, Building and Construction 13.2%, Commercial Services 5.8%, Drugs & Healthcare 4.3%, Financial Services 3.3%, Insurance 6.8%, Mining 3.8%, Multi Media 7.9%, Oil & Gas 6.2%, Public Thoroughfares 2.5%, Publishing 3.0%, Restaurants 3.6%, Semi-Conductor Manufacturing Equipment 4.3%, Telecommunications Equipment 2.1%, Telecommunications Services 2.0%, Tobacco 2.5% and Transportation 2.5%.

**                                  At January 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $23,188,427, aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $383,641 and net appreciation for financial reporting purposes was $22,804,786.  At January 31, 2005, aggregate cost for financial reporting purposes was $69,850,865.

MCBT GREATER CHINA FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2005 (UNAUDITED)

	Principal Amount	US$ Value
SHORT-TERM INVESTMENT - 76.9%
Repurchase Agreement with State Street Bank and Trust, 1.300%, 02/01/2005(a)	$103,000	103,000
TOTAL SHORT-TERM INVESTMENT - (Cost $103,000)		103,000

TOTAL INVESTMENTS - (Cost $103,000) - 76.9%		103,000
OTHER ASSETS LESS LIABILITIES - 23.1%		30,898

NET ASSETS - 100.0%		$133,898

(a)                                  The repurchase agreement, dated 1/31/2005, due 2/1/2005 with repurchase proceeds of $103,004 is collateralized by United States Treasury Note, 5.250% due 11/15/2028 with a market value of $109,054.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Timothy J.D. Hall
Name:	Timothy J.D. Hall
Title:	President
Date:	March 30, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2005	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: March 30, 2005	By:	/s/ Colin Winchester
	Name:	Colin Winchester
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                     Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                  Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.